NET INTEREST INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of interest income (expense) [text block] [Abstract]
Disclosure of interest income (expense) [text block]

5    Net interest income

	Weighted average effective interest rate
	2018%	2017%	2016%	2018 £m	2017 £m	2016 £m
Interest and similar income:
Loans and advances to customers	3.23	3.18	3.35	15,049	14,554	15,344
Loans and advances to banks	0.76	0.41	0.35	462	253	243
Debt securities held at amortised cost	1.61	1.98	2.37	66	66	90
Interest receivable on financial assets held at amortised cost	2.93	2.84	2.96	15,577	14,873	15,677
Financial assets at fair value through other comprehensive income	1.98			639
Available-for-sale financial assets		1.96	1.88		980	763
Held-to-maturity investments		–	1.44		–	231
Total interest and similar income[1]	2.88	2.77	2.84	16,216	15,853	16,671
Interest and similar expense:
Deposits from banks, excluding liabilities under sale and repurchase agreements	1.36	1.18	0.69	(81)	(80)	(68)
Customer deposits, excluding liabilities under sale and repurchase agreements	0.60	0.56	0.75	(1,998)	(1,937)	(2,716)
Debt securities in issue[2]	0.10	0.18	0.95	(66)	(120)	(785)
Subordinated liabilities	10.18	10.03	11.49	(1,072)	(1,242)	(1,870)
Liabilities under sale and repurchase agreements	0.87	0.54	0.49	(245)	(110)	(38)
Total interest and similar expense[3]	0.78	0.77	1.14	(3,462)	(3,489)	(5,477)
Net interest income				12,754	12,364	11,194

1	Includes £31 million (2017: £12 million; 2016: £nil) of interest income on liabilities with negative interest rates.

2	The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.74 per cent (2017: 2.43 per cent; 2016: 2.76 per cent).

3	Includes £10 million (2017: £50 million; 2016: £51 million) of interest expense on assets with negative interest rates.

Included within interest and similar income is £222 million (2017: £179 million; 2016: £205 million) in respect of impaired financial assets. Net interest income also includes a credit of £691 million (2017: credit of £644 million; 2016: credit of £531 million) transferred from the cash flow hedging reserve (see note 36).